EMPLOYEE BENEFITS - Schedule of annual bonus provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
Profit-sharing and bonuses	$ 183,153	$ 114,769